Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,078,445)	$ (2,622,169)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization	284,556	364,331
Common stock issued for services		354,950
Investment loss/(income)	389,239	(20,113)
Gain on disposal of subsidiaries		(50,545)
Amortization of Convertible Note issuance cost and debt discount upon conversion		1,421,069
Amortization of operating lease right-of-use assets	246,095
Changes in Operating Assets and Liabilities
Accounts receivable, net	(1,702,930)	(952,628)
Inventories, net	(223,173)	(1,726,797)
Prepaid expenses and other current assets	172,286	3,358,866
Deferred tax asset	71,197
Deferred tax liabilities	(146,315)
Accounts payable	(359,867)	(648,149)
Advance from customers	1,097,007	(1,212,522)
Other current payables	(2,698,280)	(14,258)
Taxes payable	278,306	364,118
Operating lease Liabilities	(42,362)	170,091
Net cash used in operating activities	(3,712,686)	(1,213,756)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investment	(810,815)	(551,526)
Sales of short-term investment	1,134,125	571,639
Proceeds from disposal of subsidiaries		206,822
Purchase of property and equipment	(51,475)	(95,215)
Payments for loans advanced to third parties	(850,000)
Net cash (used in)/provided by investing activities	(578,165)	131,720
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Class A ordinary shares and warrants	1,820,746
Proceeds from exercise of Pre-Funded Warrants	600
Proceeds of interest-free loan from related parties	1,677,783	382,484
Repayments of interest-free loan to related parties	(576,221)	(1,180,782)
Proceeds from short-term loan	2,185,824	1,481,385
Repayments of short-term loans	(728,608)
Repayments of long-term loans	(75,448)	(71,389)
Net cash provided by financing activities	4,304,676	611,698
Effect of exchange rate changes on cash and cash equivalents	58,580	4,959
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	72,405	(465,379)
CASH AND CASH EQUIVALENTS , beginning of period	908,341	1,889,590
CASH AND CASH EQUIVALENTS, end of period	980,746	1,424,211
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes	4,200
Interest	72,686	(26,741)
NON-CASH TRANSACTIONS
Common stock issued upon conversion of debt and accrued interest		1,382,664
Offsetting of the consideration receivable from disposal of subsidiary against other current payables		3,515,981
Offsetting of account receivables against amounts due to related parties	$ 976,335